Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$983,814.69

Principal:
Principal Collections	$12,527,208.52
Prepayments in Full	$5,331,241.31
Liquidation Proceeds	$129,681.49
Recoveries	$25,855.26
Sub Total	$18,013,986.58
Collections	$18,997,801.27

Purchase Amounts:
Purchase Amounts Related to Principal	$690,284.80
Purchase Amounts Related to Interest	$3,927.10
Sub Total	$694,211.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,692,013.17

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$19,692,013.17
Servicing Fee	$209,566.53	$209,566.53	$0.00	$0.00	$19,482,446.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,482,446.64
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,482,446.64
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,482,446.64
Interest - Class A-4 Notes	$86,151.61	$86,151.61	$0.00	$0.00	$19,396,295.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,396,295.03
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$19,312,808.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,312,808.95
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$19,243,475.62
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,243,475.62
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$19,145,808.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,145,808.95
Regular Principal Payment	$18,155,312.38	$18,155,312.38	$0.00	$0.00	$990,496.57
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$990,496.57
Residual Released to Depositor	$0.00	$990,496.57	$0.00	$0.00	$0.00
Total		$19,692,013.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,155,312.38
Total					$18,155,312.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$18,155,312.38	$102.53	$86,151.61	$0.49	$18,241,463.99	$103.02
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$18,155,312.38	$8.90	$336,637.69	$0.17	$18,491,950.07	$9.07

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$103,381,927.89	0.5838478	$85,226,615.51	0.4813160
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$243,371,927.89	0.1193082	$225,216,615.51	0.1104079

Pool Information
Weighted Average APR	4.629%	4.638%
Weighted Average Remaining Term	22.86	22.06
Number of Receivables Outstanding	27,501	26,556
Pool Balance	$251,479,838.28	$232,571,172.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$243,371,927.89	$225,216,615.51
Pool Factor	0.1209646	0.1118693

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$7,354,557.10
Targeted Overcollateralization Amount	$7,354,557.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,354,557.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	43

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		104	$230,249.55
(Recoveries)		195	$25,855.26
Net Losses for Current Collection Period			$204,394.29
Cumulative Net Losses Last Collection Period			$14,143,667.03
Cumulative Net Losses for all Collection Periods			$14,348,061.32

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.98%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.84%	539	$6,615,121.84
61-90 Days Delinquent	0.28%	45	$651,988.75
91-120 Days Delinquent	0.15%	21	$340,561.51
Over 120 Days Delinquent	0.85%	116	$1,983,460.44
Total Delinquent Receivables	4.12%	721	$9,591,132.54

Repossession Inventory:
Repossessed in the Current Collection Period		24	$359,349.72
Total Repossessed Inventory		29	$411,958.64

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5165%
Preceding Collection Period			0.8019%
Current Collection Period			1.0134%
Three Month Average			0.7773%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6786%
Preceding Collection Period			0.7454%
Current Collection Period			0.6853%
Three Month Average			0.7031%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer